Property and Equipment, Net - Depreciation expenses (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Depreciation expenses	¥ 3.9	¥ 3.7	¥ 5.7